NOTE 16 SHARE ISSUANCES SINCE JUNE 18, 2004 (INCEPTION) (Detail) (USD $)	12 Months Ended									48 Months Ended	102 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2007	Dec. 31, 2012
Stock Issued During Period, Shares, New Issues (in Shares)	3,636,619
Stock Issued During Period, Value, New Issues	$ 227,000
Stock Issued During Period, Shares, Acquisitions (in Shares)		10,000,000
Stock Issued During Period, Value, Acquisitions		150,000
Stock Issued During Period, Value, Issued for Services	10,660	3,000		29,750	230,000	970,000	1,544,500	2,586,167		5,100,667
Stock Issued During Period, Value, Conversion of Convertible Securities, Net of Adjustments		173,852				121,500	2,207,600	180,225		2,510,825
Stock Issued During Period, Value, Issued for Cash	201,464	857,000	50,000	173,000	10,000			517,700	5,000	522,700
Stock Repurchased and Retired During Period, Value						(2,000)
Adjustments to Additional Paid in Capital, Other					10,000	70,623	164,371
Stock Issued During Period, Shares, Share-based Compensation, Gross (in Shares)		2,000,000
Stock Issued During Period, Value, Share-based Compensation, Gross		10,000
Debt Conversion, Converted Instrument, Amount											253,912
Stock Issued During Period, Value, Conversion of Convertible Securities		173,852									173,852
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature	321,002	70,568	107,406			62,000
Stock Issued During Period, Value, Share-based Compensation, Net of Forfeitures		10,000
Increase (Decrease) in Deferred Compensation		180,000		(100,000)
Stock Issued During Period, Value, Issued for Noncash Considerations		180,000		187,500
Line of Credit Facility, Maximum Borrowing Capacity				5,000,000
Line of Credit Facility, Description		Tangiers will pay the Company 90% of the lowest volume weighted average price of the Company's common stock during the 5-day pricing period immediately following any advance notice		Tangiers will pay the Company 90% of the lowest volume weighted average price of the Company's common stock during the pricing period as quoted by Bloomberg, LP on the Over-the-Counter Bulletin Board ("OTCBB").
Line of Credit Facility, Covenant Terms		limited to $100,000 per 10 consecutive trading days after the advance notice		limited to $100,000 per 10 consecutive trading days after the advance notice
Line of Credit Facility, Commitment Fee Amount				85,000
Stock payable for commitment fee on equity offering (in Shares)			6,589,147
Stock Issued During Period, Value, Purchase of Assets			150,000
Equity Line of Credit, Shares (in Shares)		19,726,822
Common stock issued for settlement of services		62,095
Debt Conversion, Converted Instrument, Warrants or Options Issued (in Shares)		500,000
Investment Warrants, Exercise Price (in Dollars per share)		$ 0.05
Proceeds from Warrant Exercises	0	25,000									25,000
Stock Payable, Shares (in Shares)		500,000
Proceeds from Issuance of Common Stock (in Dollars)	201,464
Repayments of Notes Payable	25,536
Debt Instrument, Face Amount	25,000										25,000
Stock issued during period, exercise of warrants (in Shares)		500,000
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Exercised (in Shares)	500,000	0	0
Conversion of Series A Preferred Stock [Member] | Common Stock [Member]
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares)						1,200,000
Conversion of Series A Preferred Stock [Member]
Preferred Stock, Conversion Basis						one share of common stock per two shares of preferred stock
Conversion of $50,000 Note [Member] | Common Stock [Member]
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares)		1,600,467				1,250,000
Conversion of $50,000 Note [Member]
Debt Conversion, Debt and Interest, Amount		52,495
Debt Conversion, Original Debt, Amount		50,000
Debt Conversion, Accrued Interest, Amount		2,495
Conversion of $12,000 Note [Member] | Common Stock [Member]
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares)						100,000
Conversion of $50,000 and $12,000 Notes [Member]
Stock Issued During Period, Value, Conversion of Convertible Securities						121,500
Conversion of $17,500 Note [Member] | Common Stock [Member]
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares)		863,681
Conversion of $17,500 Note [Member]
Debt Conversion, Debt and Interest, Amount		18,725
Debt Conversion, Original Debt, Amount		17,500
Debt Conversion, Accrued Interest, Amount		1,225
Conversion of $50,000 Note #2 [Member] | Common Stock [Member]
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares)		1,437,416
Conversion of $50,000 Note #2 [Member]
Debt Conversion, Debt and Interest, Amount		51,612
Debt Conversion, Original Debt, Amount		50,000
Debt Conversion, Accrued Interest, Amount		1,612
Conversion of $50,000 Asher Note [Member] | Common Stock [Member]
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares)		557,528
Conversion of $50,000 Asher Note [Member]
Debt Conversion, Debt and Interest, Amount		51,020
Debt Conversion, Original Debt, Amount		50,000
Debt Conversion, Accrued Interest, Amount		1,020
Common Stock [Member]
Stock Issued During Period, Shares, New Issues (in Shares)									320,000
Stock Issued During Period, Value, New Issues									320
Stock Issued During Period, Shares, Acquisitions (in Shares)									320,000
Stock Issued During Period, Value, Acquisitions									320
Stock Issued During Period, Shares, Issued for Services (in Shares)		42,857		2,500,000	5,500,000					12,005,491
Stock Issued During Period, Value, Issued for Services	117	43		2,500	5,500	10,575	1,309	121
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares)		4,459,092				1,350,000	1,202,000	12,127		2,574,127
Stock Issued During Period, Value, Conversion of Convertible Securities, Net of Adjustments		4,459				1,350	1,202	12
Stock Issued During Period, Shares, Issued for Cash (in Shares)	3,248,719	10,314,967	5,000,000	21,800,000	2,275,000			102,643	200,000	302,643
Stock Issued During Period, Value, Issued for Cash	3,249	10,315	5,000	21,800	2,275			103	200
Stock Repurchased and Retired During Period, Shares (in Shares)						(200,000)
Stock Repurchased and Retired During Period, Value						(200)
Stock Issued During Period, Shares, Share-based Compensation, Gross (in Shares)		111,112
Stock Issued During Period, Value, Conversion of Convertible Securities						1,200
Stock Issued During Period, Value, Share-based Compensation, Net of Forfeitures		111
Stock Issued During Period, Shares, Issued for Noncash Consideration (in Shares)		2,000,000		10,000,000
Stock Issued During Period, Value, Issued for Noncash Considerations		2,000		10,000
Stock payable for commitment fee on equity offering (in Shares)			6,589
Stock Issued During Period, Shares, Purchase of Assets (in Shares)			10,000,000
Stock Issued During Period, Value, Purchase of Assets			10,000
Common stock issued for settlement of services, shares (in Shares)		550,000
Common stock issued for settlement of services		550
Preferred Stock [Member] | Series A Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in Shares)									1,200,000
Stock Issued During Period, Shares, Acquisitions (in Shares)									1,200,000
Stock Issued During Period, Shares, Share-based Compensation, Gross (in Shares)				4,000,000
Preferred Stock [Member] | Series I Preferred Stock [Member]
Stock Issued During Period, Shares, Share-based Compensation, Gross (in Shares)						100
Preferred Stock [Member] | Series G Preferred Stock [Member]
Stock Issued During Period, Shares, Share-based Compensation, Gross (in Shares)				100,000
Additional Paid-in Capital [Member]
Stock Issued During Period, Value, New Issues									(1,520)
Stock Issued During Period, Value, Acquisitions									(1,520)
Stock Issued During Period, Value, Issued for Services	10,543	2,957		27,250	224,500	959,425	1,543,191	2,586,046
Stock Issued During Period, Value, Conversion of Convertible Securities, Net of Adjustments		169,393				120,150	2,206,398	180,213
Stock Issued During Period, Value, Issued for Cash	198,215	846,685	45,000	151,200	7,725			517,597	4,800
Stock Repurchased and Retired During Period, Value	100					(1,800)
Adjustments to Additional Paid in Capital, Other					10,000	70,623	164,371
Stock Issued During Period, Value, Share-based Compensation, Gross						101,000
Stock Issued During Period, Value, Conversion of Convertible Securities						1,200
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature	321,002	70,568	107,406			62,000
Stock Issued During Period, Value, Share-based Compensation, Net of Forfeitures		9,889
Stock Issued During Period, Value, Issued for Noncash Considerations		178,000		177,500
Stock payable for commitment fee on equity offering (in Shares)			108,721	(115,310)
Stock Issued During Period, Value, Purchase of Assets			140,000
Common stock issued for settlement of services		61,545
Stock Payable
Stock payable for commitment fee on equity offering (in Shares)			(115,310)	115,310
Stock issued for geological services [Member]
Stock Issued During Period, Shares, Issued for Services (in Shares)	26,650
Stock Issued During Period, Value, Issued for Services	4,000
Sales Commissions and Fees [Member]
Stock Issued During Period, Value, Restricted Stock Award, Gross	5,610
Restricted Stock Issued for Services Rendered [Member]
Stock Issued During Period, Value, Restricted Stock Award, Gross	6,660
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in Shares)	90,000
Warrants exercised but shares unissued [Member]
Investment Warrants, Exercise Price (in Dollars per share)	$ 0.05
Proceeds from Warrant Exercises	25,000
Stock issued during period, exercise of warrants (in Shares)	500,000
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Exercised (in Shares)	500,000
Series A Preferred Stock [Member]
Preferred Stock, Conversion Basis				5 shares of common					one common share per two preferred shares
Preferred Stock, Voting Rights				10 votes per share
Conversion of Stock, Shares Converted (in Shares)						2,400,000
Stock Issued During Period, Value, Share-based Compensation, Net of Forfeitures				253,785
Series I Preferred Stock [Member]
Preferred Stock, Voting Rights						80% of the voting rights
Series G Preferred Stock [Member]
Preferred Stock, Conversion Basis				1/100 of an ounce of gold, or 20 shares of common
Stock Repurchased and Retired During Period, Value	100
Preferred Stock, Voting Rights				no voting rights
Conversion of $50,000 Note [Member]
Debt Conversion, Converted Instrument, Amount						50,000
Debt Conversion, Original Debt, Interest Rate of Debt						20.00%
Debt Instrument, Maturity Date, Description						thirty days
Conversion of $12,000 Note [Member]
Debt Conversion, Converted Instrument, Amount						$ 12,000
Debt Conversion, Original Debt, Interest Rate of Debt						10.00%
Debt Instrument, Maturity Date, Description						one year